Loss Before Income Tax (Tables)	9 Months Ended
Mar. 31, 2021
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax
		Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars, in thousands)	Note	2021	2020	2021	2020
Revenue
Commercialization revenue		1,958	2,081	5,438	5,922
Milestone revenue		—	10,000	—	25,000
Interest revenue		2	120	23	533
Other revenue		(45)	—	—	—
Total Revenue		1,915	12,201	5,461	31,455

Clinical trial and research & development		(4,392)	(7,035)	(17,802)	(20,383)
Manufacturing production & development		(7,181)	(6,009)	(24,859)	(10,966)

Employee benefits
Salaries and employee benefits		(7,000)	(6,636)	(21,768)	(17,864)
Defined contribution superannuation expenses		(90)	(95)	(281)	(261)
Equity settled share-based payment transactions(1)		(2,020)	(2,080)	(10,440)	(4,527)
Total Employee benefits		(9,110)	(8,811)	(32,489)	(22,652)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(280)	(156)	(723)	(378)
Right of use asset depreciation		(410)	(395)	(1,249)	(1,102)
Intellectual property amortization		(393)	(394)	(1,163)	(1,181)
Total Depreciation and amortization of non-current assets		(1,083)	(945)	(3,135)	(2,661)

Other Management & administration expenses
Overheads & administration		(1,879)	(2,412)	(5,625)	(7,842)
Consultancy		(1,054)	(1,310)	(4,050)	(3,471)
Legal, patent and other professional fees		(2,633)	(546)	(5,528)	(4,458)
Intellectual property expenses (excluding the amount amortized above)		(528)	(653)	(1,808)	(1,905)
Total Other Management & administration expenses		(6,094)	(4,921)	(17,011)	(17,676)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	1,534	2,158	18,103	1,276
Total Fair value remeasurement of contingent consideration		1,534	2,158	18,103	1,276

Other operating income and expenses
Government grant revenue		39	—	56	—
Foreign exchange gains/(losses)		986	(442)	1,364	(67)
Total Other operating income and expenses		1,025	(442)	1,420	(67)

Finance (costs)/gains
Remeasurement of borrowing arrangements(2)		723	319	4,678	1,098
Interest expense		(3,950)	(3,733)	(11,871)	(10,912)
Total Finance costs		(3,227)	(3,414)	(7,193)	(9,814)

Total loss before income tax		(26,613)	(17,218)	(77,505)	(51,488)

(1)	Share-based payment transactions

For the three and nine months ended March 31, 2021 and 2020, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars)	2021	2020	2021	2020
Research and development	1,551,452	1,040,492	6,686,053	2,010,660
Manufacturing and commercialization	7,198	84,446	372,373	224,361
Management and administration	461,096	955,570	3,382,048	2,292,418
Equity settled share-based payment transactions	2,019,746	2,080,508	10,440,474	4,527,439

(2)	Change in comparative figures

The Group routinely reviews the financial statements for opportunities to improve the quality of financial reporting. The Group identified an opportunity to enhance the presentation of the Remeasurement for borrowing arrangements within Finance (costs)/gains and Remeasurement for borrowing arrangements within Other operating income and expenses. The Group considered that changes in the carrying value of borrowings is primarily due to changes in our estimated future cash flows and key assumptions about the settlement of the borrowings and these line items in the Consolidated Income Statement should therefore be reported in aggregate, to provide more relevant information to the users of the financial statements. This change in presentation has been retrospectively applied to the three and nine month periods ended March 31, 2020.

The impact of the reclassification of the prior period financial statements is summarized below:

	Three Months Ended March 31,			Nine Months Ended March 31,
	2020			2020
(in U.S. dollars, in thousands)	Previously reported	Currently reported	Effect of change	Previously reported	Currently reported	Effect of change
Other operating income and expenses	—	—	—	39	—	(39)
Finance costs	319	319	—	1,059	1,098	39